Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

Robin Wagner

Associate General Counsel

Legal Affairs

Phone: 212-578-9071

March 6, 2024

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New England Variable Annuity Fund I

File No. 811-01930

Ladies and Gentlemen:

The Annual Reports dated December 31, 2023, of the underlying funds (the “Periodic Reports”) are incorporated herein by reference as the reports transmitted to contract owners of New England Variable Annuity Fund I of Metropolitan Life Insurance Company pursuant to Rules 30b2-1 and 30e-3 under the Investment Company Act of 1940 and are listed as follows:

The Periodic Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ Robin Wagner

Robin Wagner, Esq.
Associate General Counsel
Metropolitan Life Insurance Company